Derivative Financial Instruments - Schedule of Gain (Losses) in Consolidated Statement of Operations Related to Derivative Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments Gain Loss [Line Items]
Total	$ 377	$ 117
Interest Rate Swap | Financial Expense, Net
Derivative Instruments Gain Loss [Line Items]
Gain loss on interest rate derivative instruments	16	(38)
Foreign Exchange Forward | Financial Expense, Net
Derivative Instruments Gain Loss [Line Items]
Gain loss on Foreign exchange forward derivative instruments	$ 361	$ 155